Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
14.	Supplemental Cash Flow Information
The Partnership’s consolidated statement of cash flows for the six months ended June 30, 2010 reflects the Dropdown Predecessor as if the Partnership had acquired the Dropdown Predecessor when the vessels began operations under the ownership of Teekay Corporation.